Goodwill - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in goodwill [abstract]
Cumulative amortisation of goodwill charged prior to adoption of IFRS	£ 1,173,000,000	£ 1,284,000,000
Subsequent impairment charges recorded in prior years	9,000,000	9,000,000
Impairment of goodwill	£ 0	£ 0	£ 0
Nominal long-term market growth rates maximum forecast period	5 years
Increase in discount rate	0.50%
Decrease in the compound annual growth rate for cash flow	2.00%
Decrease in nominal long-term market growth rates	0.50%
Impairment charges result from sensitivity analysis	£ 0
Description of changes in methods and assumptions used in preparing sensitivity analysis	A sensitivity analysis has been performed based on changes in key assumptions considered to be reasonably possible by management an increase in the discount rate of 0.5%, a decrease in the compound annual growth rate for cash flow in the five-year forecast period of 2.0%, and a decrease in the nominal long-term market growth rates of 0.5%. The sensitivity analysis shows that no impairment charges would result from these scenarios.